Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Liabilities:
Deposits received at banks		¥ 322,860	¥ 182,906
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	4,827,000	4,239,000
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	4,827,000	4,239,000
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	21,000	22,000
Total Liabilities	[1]	21,000	22,000
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	564,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	399,000	370,000
Loans receivable	[1],[2]	3,042,000	4,057,000
Securities purchased under agreements to resell	[1]	15,242,000	15,609,000
Securities borrowed	[1]	4,944,000	5,374,000
Total Assets	[1]	24,191,000	25,956,000
Liabilities:
Short-term borrowings	[1]	847,000	1,032,000
Deposits received at banks	[1]	2,833,000	2,341,000
Securities sold under agreements to repurchase	[1]	17,929,000	16,870,000
Securities loaned	[1]	1,903,000	2,133,000
Other secured borrowings	[1]	406,000	393,000
Long-term borrowings	[1]	12,529,000	11,953,000
Total Liabilities	[1]	36,447,000	34,722,000
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	2,309,000	1,407,000
Securities purchased under agreements to resell	[1]	14,000	12,000
Securities borrowed	[1]
Total Assets	[1]	2,323,000	1,419,000
Liabilities:
Short-term borrowings	[1]	50,000	23,000
Deposits received at banks	[1]	14,000	15,000
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Other secured borrowings	[1]
Long-term borrowings	[1]	510,000	503,000
Total Liabilities	[1]	574,000	541,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	4,827,000	4,239,000
Time deposits	[1]	564,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	399,000	370,000
Loans receivable	[1],[2]	5,352,000	5,467,000
Securities purchased under agreements to resell	[1]	15,256,000	15,621,000
Securities borrowed	[1]	4,944,000	5,374,000
Total Assets	[1]	31,342,000	31,617,000
Liabilities:
Short-term borrowings	[1]	897,000	1,055,000
Deposits received at banks	[1]	2,847,000	2,356,000
Securities sold under agreements to repurchase	[1]	17,929,000	16,870,000
Securities loaned	[1]	1,903,000	2,133,000
Other secured borrowings	[1]	406,000	393,000
Long-term borrowings	[1]	13,048,000	12,452,000
Total Liabilities	[1]	37,030,000	35,259,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	4,827,000	4,239,000
Time deposits	[1]	564,000	546,000
Deposits with stock exchanges and other segregated cash	[1]	399,000	370,000
Loans receivable	[1],[2]	5,351,000	5,464,000
Securities purchased under agreements to resell	[1]	15,256,000	15,621,000
Securities borrowed	[1]	4,944,000	5,374,000
Total Assets	[1]	31,341,000	31,614,000
Liabilities:
Short-term borrowings	[1]	897,000	1,055,000
Deposits received at banks	[1]	2,847,000	2,356,000
Securities sold under agreements to repurchase	[1]	17,929,000	16,870,000
Securities loaned	[1]	1,903,000	2,133,000
Other secured borrowings	[1]	406,000	393,000
Long-term borrowings	[1]	13,060,000	12,478,000
Total Liabilities	[1]	¥ 37,042,000	¥ 35,285,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.